Equity-Accounted Investments - Excalibur and Excelsior Joint Ventures - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Proceeds from sale of equity-accounted joint venture		$ 54,438	$ 0	$ 0
Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity-accounted joint venture	$ 54,000
Gain on sale of joint venture		$ 5,600
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Carrying value of guarantee liability			200
Ownership percentage		50.00%
Difference between carrying amount and book value		$ 13,000	$ 13,400
Exmar NV | Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Exmar NV | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%